Securities Act File No. 33-73140


                         PILGRIM VARIABLE PRODUCTS TRUST

                         Supplement dated August 1, 2001
                   to the Statement of Additional Information
                                dated May 1, 2001

1.   CHANGE IN SUB-ADVISOR FOR PILGRIM RESEARCH ENHANCED INDEX PORTFOLIO.

     Effective August 1, 2001, Aeltus Investment Management, Inc. became the sub-adviser to the Pilgrim Research Enhanced Index Portfolio.

     The Statement of Additional Information is revised to state that Trustees Thomas J. McInerney and John G. Turner also are Directors of Aeltus Investment Management, Inc. The Statement of Information is further revised to state that Aeltus Investment Management, Inc. is a wholly owned subsidiary of ING Group.

     The following replaces the discussion of the Sub-Adviser to the Research Enhanced Index Portfolio on page 36 of the Statement of Additional Information:

     Pursuant to a Sub-Advisory Agreement between ING Pilgrim Investments and Aeltus Investment Management, Inc. ("Aeltus"), Aeltus acts as Sub-Adviser to the Research Enhanced Index Portfolio. In this capacity, Aeltus, subject to the supervision and control of ING Pilgrim Investments and the Trustees, on behalf of the Portfolio, manages the Portfolio's investments consistently with the Portfolio's investment objective, and executes any of the Portfolio's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by ING Pilgrim Investments. Aeltus's address is 10 State House Square, Hartford, Connecticut 06103-3602. Aeltus is a wholly owned subsidiary of ING Group.

     The  following  has been added to page 37 of the  Statement  of  Additional
Information:

     Former Sub-Adviser for Research Enhanced Index Portfolio. J.P. Morgan Investment Management LLC ("J.P. Morgan") served as Sub-Adviser to the Research Enhanced Index Portfolio through August 2001. For the fiscal year ended December 31, 2000, the Adviser paid portfolio management fees to J.P. Morgan of $58,779. For the fiscal period from April 30, 1999 to December 31, 1999, the Adviser paid portfolio management fees to J.P. Morgan of $32,985.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE